RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	$ 84.4	$ 40.6
Restructuring, integration and acquisition costs	84.4	56.5
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring, integration and acquisition costs		15.9
Impairment of nonfinancial assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	58.9	5.2
Severance and other employee related costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	13.2	$ 29.4
Civil Aviation
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventory write-down	9.7
Civil Aviation | Impairment loss on intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	31.9
Civil Aviation | Impairment loss on simulators
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	9.3
Defense and Security
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventory write-down	$ 8.0